S000071711 [Member] Expense Example - Putnam Sustainable Future ETF - C000227197	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	$ 807